Document and Entity Information	Feb. 22, 2024
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 22, 2024
Entity File Number	001-37386
Entity Registrant Name	FTAI Aviation Ltd.
Entity Central Index Key	0001590364
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1420784
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, Address Line Two	45th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	212
Local Phone Number	798-6100
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common shares, $0.01 par value per share
Trading Symbol	FTAI
Security Exchange Name	NASDAQ
8.25% Fixed-to-Floating Rate Series A Cumulative Perpetual Redeemable Preferred Shares [Member]
Entity Listings [Line Items]
Title of 12(b) Security	8.25% Fixed-to-Floating Rate Series A Cumulative Perpetual Redeemable Preferred Shares
Trading Symbol	FTAIP
Security Exchange Name	NASDAQ
8.00% Fixed-to-Floating Rate Series B Cumulative Perpetual Redeemable Preferred Shares [Member]
Entity Listings [Line Items]
Title of 12(b) Security	8.00% Fixed-to-Floating Rate Series B Cumulative Perpetual Redeemable Preferred Shares
Trading Symbol	FTAIO
Security Exchange Name	NASDAQ
8.25% Fixed Rate Reset Series C Cumulative Perpetual Redeemable Preferred Shares [Member]
Entity Listings [Line Items]
Title of 12(b) Security	8.25% Fixed Rate Reset Series C Cumulative Perpetual Redeemable Preferred Shares
Trading Symbol	FTAIN
Security Exchange Name	NASDAQ
9.50% Fixed Rate Reset Series D Cumulative Perpetual Redeemable Preferred Shares [Member]
Entity Listings [Line Items]
Title of 12(b) Security	9.50% Fixed Rate Reset Series D Cumulative Perpetual Redeemable Preferred Shares
Trading Symbol	FTAIM
Security Exchange Name	NASDAQ